(LOGO)
                             TOCQUEVILLE ALEXIS FUND

                        TOCQUEVILLE ASSET MANAGEMENT L.P.
                               Investment Adviser

SEMI-ANNUAL
                                     REPORT

                                 APRIL 30, 2002


                                     (PHOTO)
                                   TOCQUEVILLE

                                                             LETTER TO INVESTORS

                                                                      April 2002


Dear Shareholder:

You will have noticed that we are wearing new "clothes," so to speak, but in nearly all other respects the Tocqueville Alexis Fund (the "Fund") is the same as it was. The management, investment style and general principles of investing all remain as they have been since the Fund's inception. Of course your continuing support has been gratifying, and we thank you sincerely.

For the fiscal half-year ended April 30, 2002, the performance of the Fund was +8.06%. This compares with a total return of +2.31% for the Standard & Poor's 500(R) Stock Index. For the twelve months ended in April the Fund's total return was -4.96%, as compared with a decline of -12.62% for the S&P 500(R) Index. Please see page 4 for more complete performance information.1

The Fund's long-term objective has always been capital growth, but we recognize that for any fund investing across a broad range of equities complete immunity to a declining stock market is not to be expected. We are pleased, though, that the Fund has declined substantially less than the market (as represented by the S&P 500) since the latter peaked in April 2000, while performing better than the S&P 500 in its rise since September 2001. We are pleased that the Fund's average annual return from its inception as a public fund in 1994 (see table, p. 4) is only 1% less than the return on the S&P 500(R) Index. That 1% difference is less than the Fund's annual expense ratio, while of course the S&P 500(R) Index has no expenses nor is it possible to invest in it directly. When we started the Fund's predecessor partnership in 1984 we said we hoped to match the S&P 500(R) Index when it rose and decline less when it fell. In the wild bull-market years of the late 1990's we lagged the S&P 500(R) Index, but we recovered the lost ground when the market tumbled in the 2000's. As a long-term investment the Fund has delivered what we proposed, and of that we are proud.

We have been writing for years that the extravagant stock market gains of the late 1990's, in the range of 20% per annum returns, was logically and mathematically impossible to last. We also wrote that the "reverting to the mean," to use the correct mathematical term, could occur either through a horrendous stock market crash or through a long period of decline, feeble rallies and stagnation. While many investors who indulged in hyper-aggressive mutual funds have felt the pain of a horrendous decline, the broad indices have followed more closely the latter pattern. This period of near stagnation has been the rule in 2002. We do not see an early end to it, and we think it has been and will continue to be a period when careful stock selection will be required to produce above-average results. We have been doing that lately, and we shall certainly continue to work hard to try to keep doing so. We definitely think that investing in well-chosen equities may produce a long-term return superior to other easily accessible forms of investment, and we are committed to pursuing that goal.

In the vein of stock selection, it has been "mid-cap" stocks that have done the best lately.2 This has helped us as the mid-cap sector is where we have the heaviest weighting (47% of the Fund). The Fund's current ratings by Morningstar can be found on the "web" at http://www.morningstar.com/ and using our symbol-TOCAX.

                               TOCQUEVILLE ALEXIS FUND |   SEMI-ANNUAL REPORT  |

The Fund's five best performing stocks were Borders Group, the bookstore chain, once one of our worst performers. Investors finally realized that Amazon was not going to put everyone else out of business. Sovereign Bancorp, a Northeastern regional consumer bank. Masco Corp., a manufacturer of plumbing and other homebuilding products. We think it has always been a well-run company, and "dull" stocks like Masco have done well this year. Avery Dennison, the long-established producer of specialty printed products which now include our self-adhesive postage stamps. And Commerce Bancorp, another Northeastern regional consumer-oriented bank. It is open Saturdays and Sundays and recently has come to Manhattan. It will be interesting to see what happens. The big New York City banks are not famous for their service to small customers.

The five worst performers were EMC, again occupying the cellar. There is evidence that excess data storage capacity is rapidly being absorbed, and we have purchased more shares recently. VaxGen, the most advanced candidate to develop an effective AIDS vaccine. This is an offbeat investment for us, but if VaxGen succeeds it may well have one of the most important drugs of the past 100 years, more important even than the polio vaccine. The number of AIDS victims is so overwhelming that it is hard to comprehend; HIV is the greatest public health disaster since the Black Death in the 14th century. IBM, which is a surprise to us as we thought it not particularly volatile. The shares have fallen victim to what one observer called a crisis of trust in corporate accounting. We do not think IBM is any ENRON. And finally two telecom stocks--Nokia and Amdocs--that have been caught in the major deflation of the stock market bubble in the telecommunications area.3

Once again, we thank you for your support.

Sincerely,

/s/Colin C. Ferenbach

Colin C. Ferenbach
President

1 Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that all investor's shares, when redeemed, may be worth more or less than their original cost.

2 There are risks associated with investing in the Fund, such as stock market risk, stock selection risk and the risks of investing in foreign securities.

3 As of April 30, 2002, Borders Group comprised 2.3% of the Fund; Sovereign
  Bancorp comprised 1.9% of the Fund; Masco Corp. comprised 1.9% of the Fund; Avery Dennison comprised 1.3% of the Fund; Commerce Bancorp comprised 3.3% of the Fund; EMC comprised 3.0% of the Fund; VaxGen comprised 1.2% of the Fund; IBM comprised 1.7% of the Fund; Nokia comprised 1.1% of the Fund and Amdocs comprised 1.0% of the Fund.

UMB Distribution Services, LLC, Distributor

|     SEMI-ANNUAL REPORT  |   TOCQUEVILLE ALEXIS FUND

The chart below assumes an initial gross investment of $10,000 made on June 27, 1984 and shows how the Fund and its predecessor have performed. The Fund began operations on June 23, 1994. Results for the period prior to that date reflect the performance of HCM Partners, L.P., a limited partnership that was managed by Haven Capital Management, L.P., the Fund's investment adviser, from 1984 to 1994. On June 23, 1994 the Fund acquired the assets of the Partnership in exchange for shares of the Fund. Although the Fund is managed in a manner that is in all material respects equivalent to the management of the Partnership, the information below should not be viewed as an indication of the future performance of the Fund. It includes information regarding the Partnership's operations for periods before the Fund's registration statement became effective. The Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the Partner ship had been registered, its performance might have been adversely affected. In addition, the expenses borne by the Fund are higher than those borne by the Partnership.

                         GROWTH OF A $10,000 INVESTMENT
                        FOR THE FUND AND THE PARTNERSHIP

                                            Lipper         Lipper
               TOCQUEVILLE                 Multi-Cap      Multi-Cap
                 ALEXIS        S&P        Value Funds    Core Funds    Wilshire
  Date            FUND   500/R Stock Index   Index          Index     4500 Index

 6/27/84        $10,000      $10,000        $10,000        $10,000      $10,000
10/31/84         10,707       11,007         11,110         10,761       10,808
10/31/85         13,463       13,119         13,020         12,537       13,019
10/31/86         16,856       17,460         16,406         16,193       16,505
10/31/87         15,972       18,585         17,066         16,454       15,301
10/31/88         18,552       21,348         20,315         18,580       18,478
10/31/89         21,485       26,959         24,508         23,158       22,696
10/31/90         20,000       24,969         21,305         20,967       17,935
10/31/91         27,069       33,289         27,999         28,402       27,058
10/31/92         30,495       36,601         30,838         31,061       29,520
10/31/93         35,619       42,069         36,959         36,730       36,871
10/31/94         37,631       43,698         38,360         37,993       36,934
10/31/95         42,768       55,251         46,071         46,078       45,340
10/31/96         54,853       68,522         55,538         55,837       53,333
10/31/97         68,512       90,525         71,794         71,907       68,789
10/31/98         68,703      110,432         75,247         78,228       66,471
10/31/99         77,152      138,812         82,689         95,861       84,086
10/31/00         98,477      147,252         90,834        109,895       99,062
10/31/01         84,582      110,603         85,075         83,058       69,789
 4/30/02         91,396      113,191         93,285         87,701       79,873
--------------------------------------------------------------------------------

The Lipper Multi-Cap Core Funds Index has been added for comparative purposes because Lipper has moved the Tocqueville Alexis Fund into the Multi-Cap Core category from the Multi-Cap Value category. In the future, due to the Tocqueville Alexis Fund's reclassification, its performance will be compared to the Lipper Multi-Cap Core Funds Index.

                                TOCQUEVILLE ALEXIS FUND|   SEMI-ANNUAL REPORT  |

                     AVERAGE ANNUAL TOTAL RETURN OF THE FUND
                                 FOR THE PERIODS


                                     One Year        Five Year   Since Inception*
                                  3/31/02 4/30/02 3/31/02 4/30/02 3/31/02 4/30/02
---------------------------------------------------------------------------------
 Tocqueville Alexis Fund            4.5%   (5.0)%  10.3%   9.3%    13.4%   12.9%
---------------------------------------------------------------------------------
 S&P 500(R)Stock Index              0.2%  (12.6)%  10.2%   7.5%    15.0%   13.9%
---------------------------------------------------------------------------------
 Lipper Multi-Cap Value Funds Index 6.5%   (3.0)%   9.9%   8.6%    13.2%   12.6%
---------------------------------------------------------------------------------
 Lipper Multi-Cap Core Funds Index  0.7%  (10.8)%   9.2%   7.5%    12.8%   12.0%
---------------------------------------------------------------------------------
 Wilshire 4500 Index                9.7%   (1.8)%   8.5%   8.2%    11.2%   10.9%
---------------------------------------------------------------------------------
 *June 23, 1994
---------------------------------------------------------------------------------

              AVERAGE ANNUAL TOTAL RETURN OF THE FUND AND PARTNERSHIP
                                 FOR the PERIODS



                                      One Year        Five Year       Ten Year        Since Inception*
                                  3/31/02 4/30/02 3/31/02  4/30/02 3/31/02  4/30/02   3/31/02  4/30/02
------------------------------------------------------------------------------------------------------
  Tocqueville Alexis Fund            4.5%   (5.0)%   10.3%    9.3%   12.6%     12.1%    13.4%    13.2%
------------------------------------------------------------------------------------------------------
  S&P 500(R)Stock Index              0.2%  (12.6)%   10.2%    7.5%   13.2%     12.2%    15.0%    14.6%
------------------------------------------------------------------------------------------------------
  Lipper Multi-Cap Value Funds Index 6.5%   (3.0)%    9.9%    8.6%   12.5%     12.0%    13.4%    13.1%
------------------------------------------------------------------------------------------------------
  Lipper Multi-Cap Core Funds Index  0.7%  (10.8)%    9.2%    7.5%   11.8%     11.3%    13.3%    13.0%
------------------------------------------------------------------------------------------------------
  Wilshire 4500 Index                9.7%   (1.8)%    8.5%    8.2%   10.7%     10.9%    12.6%    12.5%
------------------------------------------------------------------------------------------------------
  *June 27, 1984
------------------------------------------------------------------------------------------------------

Total return calculations reflect fee waivers in effect for 1995 and 1994. In the absence of fee waivers, total return performance would be reduced. Total return is based on net change in NAV assuming reinvestment of distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results.

The S&P 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Multi-Cap Value Funds Index includes funds that, by portfolio practice, have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P SuperComposite Index.

The Lipper Multi-Cap Core Funds Index includes funds that, by portfolio practice, have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P SuperComposite Index.

The Wilshire 4500 Index is an unmanaged index of all U.S. equity securities with readily available price data that are not included in the S&P 500(R) Stock Index.

A direct investment in either the S&P 500(R) Stock Index, the Lipper Multi-Cap Value Funds Index, the Lipper Multi-Cap Core Funds Index or the Wilshire 4500 Index is not possible.

UMB Distribution Services, LLC, Distributor


|   SEMI-ANNUAL REPORT  | TOCQUEVILLE ALEXIS FUND

                             STATEMENT OF NET ASSETS

April 30, 2002 (Unaudited)

 Number
of Shares                                         Value
----------------------------------------------------------

             COMMON STOCKS  89.01%

             BANKS 12.49%
 50,000      Commerce Bancorp, Inc./NJ        $2,469,500
 25,000      HSBC Holdings - ADR (UK)          1,500,250
 45,000      Mercantile Bankshares Corp.       1,852,200
 75,000      National Commerce Bancorp         2,099,250
100,000      Sovereign Bancorp, Inc.           1,443,000
                                             -----------
                                               9,364,200
                                             -----------

             BEVERAGES 1.92%
 70,000      Koninklijke Grolsch N.V. (NETH)   1,441,264
                                             -----------

             BUILDING & Housing 1.87%
 50,000      Masco Corp.                       1,405,000
                                             -----------

             CONSUMER NON-DURABLES 6.29%
 30,000      Colgate-Palmolive Co.             1,590,300
 20,000      Kimberly-Clark Corp.              1,302,400
114,500      Rayovac Corp.*                    1,821,695
                                             -----------
                                               4,714,395
                                             -----------

             DRUG & HOSPITAL SUPPLIES 10.31%
 40,000      Johnson & Johnson                 2,554,400
 40,000      Medtronic, Inc.                   1,787,600
 25,000      Stryker Corp.                     1,337,750
100,000      VaxGen, Inc.*                       912,000
 20,000      Wyeth                             1,140,000
                                             -----------
                                               7,731,750
                                             -----------

             ELECTRICAL EQUIPMENT 1.71%
100,000      American Power Conversion Corp.*  1,285,000
                                             -----------

                               TOCQUEVILLE ALEXIS FUND |   SEMI-ANNUAL REPORT  |

STATEMENT OF NET ASSETS (CONT'D.)

April 30, 2002 (Unaudited)

 Number
of Shares                                         Value
-----------------------------------------------------------

             COMMON STOCKS 89.01% (cont'd.)

             FURNISHINGS & APPLIANCES 3.78%
 60,000      Leggett & Platt, Inc.            $1,578,000
 75,000      Steelcase, Inc.                   1,252,500
                                             -----------
                                               2,830,500
                                             -----------

             INFORMATION TECHNOLOGY 10.82%
 50,000      Dell Computer Corp.*              1,317,000
250,000      EMC Corp.*                        2,285,000
 15,000      International Business
             Machines Corp.                    1,256,400
 60,000      Molex, Inc.                       2,017,200
 40,000      Texas Instruments, Inc.           1,237,200
                                             -----------
                                               8,112,800
                                             -----------

             INSURANCE 9.99%
 30,000      American International Group,
              Inc.                             2,073,600
 25,000      Chubb Corp.                       1,917,500
 21,935      Hannover Rueckversicherungs -
              AG (GER)                         1,610,847
 20,000      XL Capital Ltd. Class A - (BER)   1,887,000
                                             -----------
                                               7,488,947
                                             -----------

             MACHINERY 1.99%
 40,000      Dover Corp.                       1,490,400
                                             -----------

             MISCELLANEOUS INDUSTRIALS 1.28%
 15,000      Avery Dennison Corp.                960,750
                                             -----------

             OIL - DOMESTIC/INTERNATIONAL 10.21%
 45,000      Devon Energy Corp.                2,218,950
 15,000      Murphy Oil Corp.                  1,415,250
100,000      Ocean Energy, Inc.                2,140,000
 36,000      Royal Dutch Petroleum Co. -
              (NETH)                           1,881,360
                                             -----------
                                               7,655,560
                                             -----------

|   SEMI-ANNUAL REPORT  |  TOCQUEVILLE ALEXIS FUND

                                               STATEMENT OF NET ASSETS (CONT'D.)

April 30, 2002 (Unaudited)

 Number
of Shares                                         Value
----------------------------------------------------------


             COMMON STOCKS 89.01% (CONT'D.)

             OIL WELL EQUIPMENT & SERVICES 2.82%
 20,000      Schlumberger, Ltd.             $  1,095,000
 89,500      Tesco Corp.*                      1,020,300
                                             -----------
                                               2,115,300
                                             -----------

             REAL ESTATE INVESTMENT TRUST 3.66%
 60,000      General Growth Properties, Inc.   2,743,800
                                             -----------

             RETAILING 2.33%
 75,000      Borders Group, Inc.*              1,748,250
                                             -----------

             RUBBER & PLASTIC 2.51%
 60,000      Newell Rubbermaid, Inc.           1,884,000
                                             -----------

             TELECOMMUNICATIONS 3.43%
 35,000      Amdocs Ltd. - (UK)*                 760,550
 60,000      Andrew Corp.*                       995,400
 50,000      Nokia Oyj Corp. - ADR (FIN)         813,000
                                             -----------
                                               2,568,950
                                             -----------

             TRANSPORTATION 1.60%
 20,000      United Parcel Service, Inc.       1,200,800
                                             -----------

             Total Common Stocks
             (cost $47,883,562)               66,741,666
                                             -----------

TOCQUEVILLE ALEXIS FUND |   SEMI-ANNUAL REPORT  |

STATEMENT OF NET ASSETS (CONT'D.)

April 30, 2002 (Unaudited)


Par (000)/Shares                                       Value
-------------------------------------------------------------


            TREASURY BILL 3.58%
    3,000   German Treasury Bill, 3.29%,
            7/17/02 (GER)
            (cost $2,626,834)               $  2,685,103
                                             -----------

            SHORT-TERM INVESTMENTS  8.26%
3,096,240   Temporary Investment Cash          3,096,240
3,096,240   Temporary Investment Fund          3,096,240
            (cost $6,192,480)                -----------
                                               6,192,480
                                             -----------

            TOTAL INVESTMENTS 100.85%
            (cost $56,702,876**)             $75,619,249
                                             -----------

Liabilities in Excess of Other Assets (0.85%)   (640,892)
                                             -----------

Net Assets applicable to 5,532,943 Shares of Common
Stock issued and outstanding 100.00%         $74,978,357
                                            ============

Net Asset Value, offering and redemption price
per share ($74,978,357 / 5,532,943)              $13.55
                                            ============

    The aggregate unrealized appreciation (depreciation) on a tax basis is as follows:
        Gross appreciation...............$20,211,468
        Gross depreciation............... (1,295,095)
                                         -----------
        Net appreciation.................$18,916,373**
                                         ===========
    COUNTRY ABBREVIATIONS:
      (BER) - Bermuda     (NETH) - Netherlands
      (FIN) - Finland     (UK) - United Kingdom
      (GER) - Germany

    CURRENCY ABBREVIATIONS:
      (    ) - Euro

  * Non-income producing securities.
 ** Also cost for federal income tax purposes.
ADR American Depositary Receipt.

                       See Notes to Financial Statements.

|   SEMI-ANNUAL REPORT  | TOCQUEVILLE ALEXIS FUND

TOP TEN STOCK HOLDINGS (UNAUDITED)

-------------------------------------------------
                  30.2% of the Fund
-------------------------------------------------
 General Growth Properties, Inc.      3.7%
-------------------------------------------------
 Johnson & Johnson                    3.4%
-------------------------------------------------
 Commerce Bancorp, Inc./NJ            3.3%
-------------------------------------------------
 EMC Corp.                            3.0%
-------------------------------------------------
 Devon Energy Corp.                   3.0%
-------------------------------------------------
 Ocean Energy, Inc.                   2.9%
-------------------------------------------------
 National Commerce Bancorp            2.8%
-------------------------------------------------
 American International Group, Inc.   2.8%
-------------------------------------------------
 Molex, Inc.                          2.7%
-------------------------------------------------
 Chubb Corp.                          2.6%
-------------------------------------------------
 TOTAL                               30.2%
-------------------------------------------------



                                           PERCENT OF TOTAL EQUITIES (UNAUDITED)

BY COUNTRY

Finland               1.2%
--------------------------
Germany               2.4%
--------------------------
Bermuda               2.8%
--------------------------
United Kingdom        3.4%
--------------------------
Netherlands           5.0%
--------------------------
United States        85.2%


                              TOCQUEVILLE ALEXIS FUND  |   SEMI-ANNUAL REPORT  |

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2002  (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $8,507)  $ 508,231
Interest                                                66,960
--------------------------------------------------------------
   Total Investment Income                             575,191
--------------------------------------------------------------

OPERATING EXPENSES:
Investment advisory fees                               225,475
Distribution fees                                       79,898
Administration and accounting fees                      49,592
Legal fees                                              30,208
Transfer agent fees                                     23,538
Audit fees                                              16,622
Trustees' fees and expenses                             16,489
Custodian fees                                          12,153
Blue Sky fees                                           10,039
Insurance fees                                           9,588
Printing fees                                            6,102
Miscellaneous expenses                                   3,990
--------------------------------------------------------------
   Total Expenses                                      483,694
--------------------------------------------------------------

Net Investment Income                                   91,497
--------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   Investments                                       3,152,419
   Foreign currency transactions                      (114,845)
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments                                       2,658,036
   Translation of assets and liabilities in
     foreign currency                                       48
--------------------------------------------------------------
Net realized and unrealized gain from
  investments and foreign currency transactions      5,695,658
--------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   $5,787,155
==============================================================

                       See Notes to Financial Statements.

|   SEMI-ANNUAL REPORT  |  TOCQUEVILLE ALEXIS FUND


                                              STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS         YEAR
                                                           ENDED           ENDED
                                                      APRIL 30, 2002    OCTOBER 31,
                                                        (UNAUDITED)         2001
-----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                    $   91,497    $  362,657
Net realized gain on investments and foreign
  currency transactions                                   3,037,574     1,895,346
Net change in unrealized appreciation (depreciation)
  on investments and translation of other assets and
  liabilities denominated in foreign currencies           2,658,084   (14,181,531)
-----------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations  5,787,155   (11,923,528)
-----------------------------------------------------------------------------------

DIVIDENDS PAID TO SHAREHOLDERS:
From net investment income                                 (263,602)     (329,020)
From net realized gains                                  (1,773,281)  (11,806,618)
-----------------------------------------------------------------------------------
   Total dividends paid to shareholders                  (2,036,883)  (12,135,638)
-----------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                18,931,344    13,024,039
Value of shares issued in reinvestment of dividends       1,468,039     7,971,261
Cost of shares redeemed                                 (21,043,012)  (14,270,765)
-----------------------------------------------------------------------------------
   Increase (Decrease) in net assets from
    capital share transactions                             (643,629)    6,724,535
-----------------------------------------------------------------------------------

   Total increase (decrease) in net assets                3,106,643   (17,334,631)
-----------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                      71,871,714    89,206,345
-----------------------------------------------------------------------------------
End of period                                          $ 74,978,357  $ 71,871,714
===================================================================================

                       See Notes to Financial Statements.

                               TOCQUEVILLE ALEXIS FUND |   SEMI-ANNUAL REPORT  |

FINANCIAL HIGHLIGHTS


                                     SIX MONTHS       YEAR      YEAR          YEAR       YEAR       YEAR
                                        ENDED        ENDED      ENDED        ENDED      ENDED      ENDED
(For a Share Outstanding           APRIL 30, 2002   OCT. 31,   OCT. 31,      OCT. 31,  OCT. 31,  OCT. 31,
Throughout each Period)              (UNAUDITED)      2001      2000          1999       1998       1997
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING
  OF PERIOD                                $12.88     $17.37      $14.42      $14.29    $15.83     $14.04
---------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM
  INVESTMENT OPERATIONS:
Net investment income                        0.02       0.07        0.09        0.03      0.08       0.06
Net realized and unrealized
  gains (losses) on investments
  and foreign currency transactions          1.02      (2.16)       3.77        1.64     (0.02)      3.13
---------------------------------------------------------------------------------------------------------
   Total from investment operations          1.04      (2.09)       3.86        1.67      0.06       3.19

LESS DISTRIBUTIONS:
Dividends paid to shareholders:
  From net investment income                (0.05)     (0.06)      (0.06)      (0.05)    (0.08)     (0.05)
  From net realized gains                   (0.32)     (2.34)      (0.85)      (1.49)    (1.52)     (1.35)
---------------------------------------------------------------------------------------------------------
   Total distributions
       to shareholders                      (0.37)     (2.40)      (0.91)      (1.54)    (1.60)     (1.40)

NET ASSET VALUE, END OF PERIOD             $13.55     $12.88      $17.37      $14.42    $14.29     $15.83
=========================================================================================================

TOTAL RETURN                                8.06%(2)(14.11)%      27.64%      12.29%     0.29%     24.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000s)       $74,978    $71,872     $89,206     $72,068   $77,690    $84,769
Ratios of expenses to average
  net assets                                1.29%(1)   1.22%       1.18%       1.34%     1.26%      1.33%
Ratios of net investment income
  to average net assets                     0.24%(1)   0.45%       0.52%       0.20%     0.50%      0.78%
Portfolio turnover rate                       16%        60%         80%         31%       59%        57%
---------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not Annualized.

                       See Notes to Financial Statements.

|   SEMI-ANNUAL REPORT  |  TOCQUEVILLE ALEXIS FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

The Tocqueville Alexis Trust (the "Trust") is an investment company registered under the Investment Company Act of 1940, as amended. It is organized as a Delaware business trust and is an open-ended, diversified, management, series investment company which currently consists of Tocqueville Alexis Fund (the "Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

a) PORTFOLIO VALUATION: Securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or if no sales are reported, and in the case of certain securities traded over-the-counter, the mean between the last reported bid and asked prices. Short-term obligations having remaining maturities of 60 days or less are valued at either amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other securities and assets, including any restricted and/or illiquid securities, will be valued at their fair market value as determined pursuant to procedures adopted by the Trustees. At April 30, 2002, there were no fair valued securities.

b) FOREIGN CURRENCY TRANSACTIONS: Transactions denominated in foreign currencies are recorded in the Fund's records at the current prevailing exchange rate. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions.

c) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade-date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Realized gains or losses on sales of investments are determined on the identified cost basis for financial reporting and income tax purposes.

d) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually. Any net realized capital gains will be distributed annually. Income distributions and capital gain distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income

                              TOCQUEVILLE ALEXIS FUND  |   SEMI-ANNUAL REPORT  |

NOTES TO FINANCIAL STATEMENTS (CONT'D.)

and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

e) FEDERAL TAXES: The Fund is a separate entity for federal income tax purposes. It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to pay out most of its net investment income and net capital gains to its shareholders. Therefore, no federal income or excise tax provision is required.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FINANCIAL INSTRUMENTS

The Fund may trade financial instruments with off-balance sheet risk in the normal course of the investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. The financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2002, the Fund did not hold any financial instruments with off-balance sheet risk.

4. FEES AND RELATED PARTY TRANSACTIONS

a) INVESTMENT ADVISORY FEES: Under an agreement between the Trust on behalf of the Fund and Tocqueville Asset Management L.P. (the "Adviser"), the Adviser serves as the Fund's investment adviser. For investment advisory services, the Adviser receives monthly fees at the annual rate of 0.60% of the Fund's average daily net assets.

b) TRUSTEES' FEES: Fees were paid to the Trustees and/or Officers of the Fund for the six months ended April 30, 2002, but no fees were paid to any Trustee and/or Officer of the Fund who is also an employee of the Adviser.

                              |   SEMI-ANNUAL REPORT  |  TOCQUEVILLE ALEXIS FUND

                                         NOTES TO FINANCIAL STATEMENTS (CONT'D.)

c) DISTRIBUTION FEES: The Trust, on behalf of the Fund, has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may spend no more each year than 0.25% of its average daily net assets to finance activity primarily intended to result in the sale of shares.

Pursuant to the Distribution Agreement, as compensation for its services, the Fund pays UMB Distribution Services, LLC, payable monthly in arrears, at the annual rate of 0.10% per annum of the Fund's average daily net assets; provided that such compensation shall be subject to a minimum monthly fee of $7,083 (exclusive of out-of-pocket expenses).

The Fund also pays Mount & Nadler, Inc. a monthly fee of $4,000 (exclusive of out-of-pocket expenses) as compensation for services under the Plan.

d) ADMINISTRATOR AND TRANSFER AGENT FEES: As compensation for its administrative and accounting services, the Fund pays PFPC a fee, at the annual rate of 0.10% of the first $200,000,000 of average net assets; 0.075% of the next $200,000,000 of average net assets; 0.05% of the next $200,000,000 of average net assets; and 0.03% of the average net assets in excess of $600,000,000, with a minimum monthly fee of $8,333 (exclusive of out-of-pocket expenses). As transfer agent of the Fund, PFPC receives a minimum monthly fee of $3,000 (exclusive of out-of-pocket expenses).

e) CUSTODIAN FEES: PFPC Trust Company and Chase Manhattan Bank, N.A., serve as custodian and sub-custodian for the Fund's U.S. and foreign assets, respectively. As compensation for its custodian services, the Fund pays PFPC Trust Company a fee, at the annual rate of 0.0175% of the Fund's first $100,000,000 of average gross assets; 0.015% of the next $400,000,000 of average gross assets; 0.0125% of the next $500,000,000 of average gross assets; and 0.01% of the average gross assets in excess of $1,000,000,000 (exclusive of out-of-pocket expenses and transaction charges). The minimum monthly fee is $1,500 (exclusive of out-of-pocket expenses and transaction charges). The Fund pays Chase Manhattan Bank, N.A. an account fee of $5,000 per year and an asset based fee derived from the ending market value of foreign held securities (exclusive of transaction charges).

TOCQUEVILLE ALEXIS FUND  |   SEMI-ANNUAL REPORT  |

NOTES TO FINANCIAL STATEMENTS (CONT'D.)

5. CAPITAL STOCK

The Fund is authorized to issue unlimited shares of common stock, par value $.001 per share. Transactions in shares of the Fund for the six months ended April 30, 2002 and the year ended October 31, 2001, respectively, were as follows:

                                             2002        2001
----------------------------------------------------------------------
Sale of shares                             1,408,123      874,955
Shares issued to shareholders in
    reinvestment of dividends                108,744      521,514
Shares repurchased                        (1,562,277)    (954,212)
----------------------------------------------------------------------
Net increase (decrease)                      (45,410)     442,257
Shares outstanding:
   Beginning of period                     5,578,353    5,136,096
----------------------------------------------------------------------
   End of period                           5,532,943    5,578,353
======================================================================

6. COMPONENTS OF NET ASSETS

At April 30, 2002, Net Assets consisted of the following:
----------------------------------------------------------------------
Capital paid-in                                       $53,013,714
Accumulated net realized gain on investments
  and foreign currency transactions                     2,922,565
Undistributed net investment income                       125,982
Net unrealized appreciation of investments             18,916,373
Net unrealized depreciation on foreign
  currency transactions                                      (277)
----------------------------------------------------------------------
                                                      $74,978,357
======================================================================

7. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2002, the cost of securities purchased and proceeds from securities sold, excluding short-term obligations, were $10,961,806 and $15,447,498, respectively.

|   SEMI-ANNUAL REPORT  |  TOCQUEVILLE ALEXIS FUND

                                                           TRUSTEES AND OFFICERS


                                                                                                    NUMBER OF
                          POSITIONS        TERM OF                                                PORTFOLIOS IN
                            HELD          OFFICE AND                                               FUND COMPLEX        OTHER
NAME, ADDRESS             WITH THE         LENGTH OF     PRINCIPAL OCCUPATION(S)                   OVERSEEN BY     DIRECTORSHIPS
   AND AGE                 FUND           TIME SERVED    DURING PAST 5 YEARS                        TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

D. Euan Baird             Trustee         Since fund   Chairman, President and Chief                  1          Societe Generale
Schlumberger Ltd.         of the          inception.   Executive Officer of Schlumberger
277 Park Avenue           Trust                        Ltd. (oil field services, measurements
New York, NY  10172                                    and systems).
Age:  64

William F. Indoe          Trustee         Since fund   Partner, Sullivan & Cromwell                   1          None
Sullivan & Cromwell       of the          inception.   (attorneys-at-law).
125 Broad Street          Trust
New York, NY  10004
Age:  60

Robert E. Kaufmann        Trustee         Since fund   Executive Director, The Hole in the            1          None
555 Long Wharf Drive      of the          inception.   Wall Gang (private foundation).
New Haven, CT  06511      Trust                        Formerly, Director, Spencer Stuart &
Age:  61                                               Associates (executive search consultants),
                                                       1995-1998; Headmaster of Deerfield Academy,
                                                       1980-94; Director of various mutual funds,
                                                       1985-92.

John F. McNiff            Trustee         Since fund   Director of Allen Telecom Inc. (manu-          1          Allen Telecom Inc.
1105 Park Avenue          of the          inception.   facturer of telecommunication products).
New York, NY  10178       Trust                        Formerly, Director, Vice President-Finance
Age:  60                                               and Chief Financial Officer of Dover Corpor-
                                                       ation (diversified manufacturing company),
                                                       1996-2001 and 1983-2000, respectively.
INTERESTED TRUSTEE

Colin C. Ferenbach(1)     President       Since fund   Managing Director, Tocqueville                 1          None
1675 Broadway             and             inception.   Asset Management L.P., since 2002.
New York, NY  10019       Trustee                      Managing Director 1982-2002 of Haven.
Age:  68                                               Formerly, General Partner of HCM Partners,
                                                       L.P. (financial services), 1984-94; Principal,
                                                       McCowan Associates, Inc., 1980-83
                                                       (financial services); Principal, Kleinwort
                                                       Benson McCowan Inc. (financial services),
                                                       Goldman, Sachs & Co. (financial services),
                                                       1957-76.

                              TOCQUEVILLE ALEXIS FUND  |   SEMI-ANNUAL REPORT  |


TRUSTEES AND OFFICERS (CONT'D.)

                                                                                                    NUMBER OF
                          POSITIONS        TERM OF                                                PORTFOLIOS IN
                            HELD          OFFICE AND                                               FUND COMPLEX        OTHER
NAME, ADDRESS             WITH THE         LENGTH OF     PRINCIPAL OCCUPATION(S)                   OVERSEEN BY     DIRECTORSHIPS
   AND AGE                 FUND           TIME SERVED    DURING PAST 5 YEARS                        TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Robert Kleinschmidt(1)    Vice            Since        President (1994-present) and                Four          The Tocqueville
1675 Broadway             President       February     Managing Director (1991-1994),              (all          Trust (consisting
New York, NY 10019                        2002         Tocqueville Asset Management                portfolios    of four portfolios)
Age: 52                                                LP; President Tocqueville Management        of The
                                                       Corporation (general partner of             Tocqueville
                                                       Tocqueville) (1991-present); President,     Trust)
                                                       Principal Operating Officer, Principal
                                                       Officer, Treasurer and Financial
                                                       Trustee, The Tocqueville Trust (includes
                                                       four mutual funds) (1991-present);
                                                       Partner, David J. Greene & Co.
                                                       (investment management); (1978-1991);
                                                       Assistant Vice President, Irving Trust
                                                       Co. (1976-1978).

Roger Cotta(1)            Secretary       Since        Chief Operating Officer. Tocqueville   1      None
1675 Broadway             and             February     Asset Management L.P. since 2001;
New York, NY 10019        Treasurer       2002         Secretary, The Tocqueville Trust since
Age: 63                                                2001; Chief Executive Officer and
                                                       President of Sepulveda & Smith
                                                       Securities, Inc. (August 2000 -
                                                       December 2000); Chief Financial
                                                       Officer, Needham & Company, Inc.
                                                       (1991 - 2000); General Partner,
                                                       David J. Greene & Co. (1984 - 1990).


(1) Mr. Ferenbach, Kleinschmidt and Cotta are "interested persons" as defined in
    Section 2(a)(19) of the Investment Company Act of 1940 because they serve as officers of the Trust and are employees of Tocqueville.

|   SEMI-ANNUAL REPORT  | TOCQUEVILLE ALEXIS FUND

                                      |   THIS PAGE INTENTIONALLY LEFT BLANK.  |

TOCQUEVILLE ALEXIS FUND
P.O. BOX 8903
WILMINGTON, DE 19899-8903

FOR FUND INFORMATION,
PRICES AND LITERATURE,
CALL 1-800-844-4836

FOR ACCOUNT BALANCES AND
OTHER INFORMATION ABOUT YOUR TOCQUEVILLE ALEXIS FUND ACCOUNT,
CALL 1-800-850-7163

THIS REPORT IS SUBMITTED FOR THE
GENERAL INFORMATION OF SHAREHOLDERS OF TOCQUEVILLE ALEXIS FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR TOCQUEVILLE ALEXIS FUND. THE PROSPECTUS INCLUDES MORE COMPLETE INFORMATION ABOUT MANAGEMENT FEES AND EXPENSES, INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF TOCQUEVILLE ALEXIS FUND. PLEASE READ THE PROSPECTUS CAREFULLY.

TQ4100602